SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Other Significant Reconciling Item
Stock-based compensation expense	$ (77,745)	$ (73,562)	$ (70,808)
Depreciation	(40,838)	(80,937)	(52,716)
Amortization of intangibles	(141,906)	(288,012)	(293,277)
Acquisition-related contingent consideration fair value adjustments	0	0	612
Goodwill impairment	0	(9,000)	(86,748)
Interest expense	(135,719)	(137,495)	(90,058)
Unrealized (loss) gain on investment in MGM Resorts International	(649,178)	721,668	(723,515)
Other income (expense), net	98,536	46,639	(218,963)
(Loss) earnings from continuing operations before income taxes	(715,039)	393,029	(1,387,672)
Operating Segments
Segment Reporting, Other Significant Reconciling Item
Adjusted EBITDA	322,116	311,776	233,992
Corporate
Segment Reporting, Other Significant Reconciling Item
Adjusted EBITDA	$ (90,305)	$ (98,048)	$ (86,191)